Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Of Income And Comprehensive Income [Abstract]
Tax (benefit) expense on currency translation adjustments	$ 91	$ (39)	$ (107)
Tax expense (benefit) on pension and other employee benefits	62	(36)	104
Tax (benefit) expense on hedging activities	(6)	(2)	9
Tax expense on available-for-sale securities	$ 0	$ 0	$ 6